Shareholder Report, Average Annual Return (Details) 197417_F-m 2-Year Investment Grade Corporate Bond ETF_TF_TSR Annual {TF}	12 Months Ended	32 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m 2-Year Investment Grade Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m 2-Year Investment Grade Corporate Bond ETF NAV
Average Annual Return, Percent	3.18%	4.69%
ICE BofA US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index
Average Annual Return, Percent	2.03%	4.18%
Bloomberg US Liquid Corporate 2 Year Maturity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Liquid Corporate 2 Year Maturity Index
Average Annual Return, Percent	3.48%	5.03%